Securities Act File No. 333-208987

ICA No. 811-23128

As filed with the Securities and Exchange Commission on August 9, 2017

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. _

Post-Effective Amendment No. 3_

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No.   3

(Check Appropriate Box or Boxes)

Centerstone Investors Trust

(Exact Name of Registrant as Specified in Charter)

135 5th Avenue

New York, New York 10010

Attention:  Abhay Deshpande

 (Address of Principal Executive Offices)(Zip Code)

(212) 503-5790

 (Registrant’s Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC 20004 (202) 239-3346

 Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On July 31, 2017 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On ___________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Centerstone Investors Fund and Centerstone International Fund, each a series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) of the Securities Act, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on August 9, 2017.

CENTERSTONE INVESTORS TRUST

(Registrant)

/s/Abhay Deshpande*

By: Abhay Deshpande*

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
/s/ AbhayDeshpande* Abhay Deshpande	Trustee, President and Chief Executive Officer	August 9, 2017
/s/ Anita K. Krug* Anita K. Krug	Independent Trustee	August 9, 2017
/s/ Felix Rivera* Felix Rivera	Independent Trustee	August 9, 2017
/s/ Paul Coghlan* Paul Coghlan	Independent Trustee	August 9, 2017
/s/ Philip Santopadre* Philip Santopadre	Treasurer, Chief Financial Officer and Secretary	August 9, 2017

*By: /s/ David J. Baum

David J. Baum

Attorney-in-Fact - Pursuant to Powers of Attorney dated March 11, 2016 filed with Pre-Effective Amendment No. 1 on April 18, 2016 and incorporated by reference.